BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

Supplement dated June 7, 2018 to

Statement of Additional Information dated January 26, 2018

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY OF BARON FIFTH AVENUE GROWTH FUND AND BARON DURABLE ADVANTAGE FUND

Effective Monday, August 6, 2018, in connection with the principal investment strategy of Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund (the “Funds”), the Statement of Additional Information of the Funds is modified as follows:

On page 4 of the Statement of Additional Information, the following sentences in the fifth paragraph under “Investment Strategies and Risks,” which read as follows: “Baron Fifth Avenue Growth Fund invests 65% of its net assets in equity securities in the form of common stock of large-sized growth companies with market capitalizations above the smallest market cap stock in the top 85% of the Russell 1000 Growth Index at reconstitution or companies with market capitalizations above $10 billion, whichever is smaller.” is deleted in its entirety and replaced with the following: “Baron Fifth Avenue Growth Fund invests 65% of its net assets in equity securities in the form of common stock of large-sized growth companies with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller.”

On page 4 of the Statement of Additional Information, the following sentences in the seventh paragraph under “Investment Strategies and Risks,” which read as follows: “BAMCO, Inc. (“BAMCO” or the “Adviser”) defines large-sized companies as those, at the time of purchase, with market capitalizations above the smallest market cap stock in the top 85% of the Russell 1000 Growth Index at reconstitution, or companies with market capitalizations above $10 billion, whichever is smaller. At the last reconstitution by Russell on June 30, 2017, the smallest market cap stock in the top 85% of the Russell 1000 Growth Index was $14.71 billion.” is deleted in its entirety and replaced with the following: “The Adviser defines large-sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 90th percentile by total market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. On June 30, 2017, the smallest market cap stock in the top 90th percentile by total market capitalization of the S&P 500 Index was $16.82 billion.”

This information supplements the Statement of Additional Information dated January 26, 2018. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

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